Vessels, Net	6 Months Ended
Jun. 30, 2023
Vessels, Net [Abstract]
Vessels, Net
5.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Cost:
Beginning balance:	38,769	-
- Vessel contributed by Seanergy	-	18,500
- Additions	77,057	80,648
- Transfer to “Vessel held for sale”	(21,445)	-
- Disposals	-	(60,379)
Ending balance:	94,381	38,769

Accumulated depreciation:
Beginning balance:	(1,257)	-
- Depreciation for the period	(2,946)	(1,903)
- Transfer to “Vessel held for sale”	802	-
- Disposals	-	646
Ending balance:	(3,401)	(1,257)

Net book value	90,980	37,512

Acquisitions

On December 27, 2022, the Company entered into an agreement with an affiliated party for the purchase of a secondhand Capesize vessel, the Goodship, for a gross purchase price of $17,500. On December 28, 2022, the Company paid an advance of $6,125 according to terms of the agreement and it is included in “Advances for vessels acquisitions from related parties” in the consolidated balance sheet as of December 31, 2022. On February 10, 2023, the Company took delivery of the vessel. The acquisition of the vessel was financed with cash on hand and $7,000 allocated from the August 2022 Entrust Facility (Note 7).

On December 27, 2022, the Company entered into an agreement with an affiliated party for the purchase of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $18,750. On December 28, 2022, the Company paid an advance of $6,563 according to terms of the agreement and it is included in “Advances for vessel acquisitions from related parties” in the consolidated balance sheet as of December 31, 2022. On February 28, 2023, the Company took delivery of the vessel. The acquisition of the vessel was financed with cash on hand and $8,200 allocated from the August 2022 EnTrust Facility (Note 7).

On February 7, 2023, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Kamsarmax vessel, the Liberty K which was renamed Oasea, for a gross purchase price of $19,500. The vessel was delivered to the Company on March 27, 2023. The acquisition of the vessel was financed with cash on hand at delivery and subsequently through the sale and leaseback transaction entered into with Neptune Maritime Leasing Limited on March 31, 2023 (Note 7).

On February 7, 2023, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Kamsarmax vessel, the Hampton Bay which was renamed Cretansea, for a gross purchase price of $19,675. The vessel was delivered to the Company on April 26, 2023. The acquisition of the vessel was financed with cash on hand and through the sale and lease back transaction entered into with Neptune Maritime Leasing Limited on April 26, 2023 (Note 7).

For the six-month period ended June 30, 2023, an amount of $456 of expenditures related to vessels’ acquisition cost were capitalized and will be depreciated over the remaining useful life of each vessel. Amounts paid for these expenditures are included in “Vessels’ acquisitions and improvements” under “Cash flows from investing activities” in the unaudited interim consolidated statement of cash flows.

During the six-month period ended June 30, 2023, an amount of $1,176 of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the unaudited interim consolidated statements of cash flows.

Advances for Vessels Acquisition

On June 9, 2023, the Company entered into an agreement with an unaffiliated party for the purchase of a secondhand Panamax vessel, the Santa Barbara, which will be named Exelixsea, for a gross purchase price of $17,815. On June 14, 2023, the company paid an advance of $1,782 according to terms of the agreement and the advance is included in “Advances for vessel acquisition from third parties” in the consolidated balance sheet as of June 30, 2023. Delivery is expected to take place during the third quarter of 2023.

Vessel Held for Sale

On May 5, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the Epanastasea for a gross sale price of $37,500. Delivery of the vessel to her new owners is expected to take place within August 2023 (Note 15). As of June 30, 2023, the vessel was classified in current assets as “Vessel held for sale” in the consolidated balance sheets, according to the provisions of ASC 360, as all the criteria for this classification were met. The specific vessel was not impaired as of June 30, 2023, since its carrying amount as at the balance sheet date was lower than its fair value less cost to sell. The fair value of the vessel was determined based on the agreed sale price. As of June 30, 2023, the carrying amount of the vessel includes the unamortized balance of vessel cost of $20,643 and the unamortized balance of drydocking cost of $2,802 and it is included in “Vessel held for sale” in the accompanying consolidated balance sheets.